SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENT
Schedule of loss on deconsolidation of subsidiary

	RMB	In US $
Consideration received	¥—	$—
Fair value of any consideration received	—	—
fair value of any retained non-controlling investment	—	—
carrying amount of non-controlling interest	—	—
Total consideration received	¥—	$—

Carrying amount of the VIE’s net assets and liabilities
Assets
Cash	¥1,408	$196
Other receivable	5,204	723
Due from WOFE	302,948	42,101
Total Assets	¥309,560	$43,020

Liabilities
Accounts payable and accrued labilities	¥(1,220,792)	$(169,656)

Total Liabilities	¥(1,220,792)	$(169,656)

Net Liabilities to be deconsolidated	(911,232)	(126,636)

Gain on deconsolidation of the VIE	¥911,232	$126,636

Schedule of Deconsolidation Impact on Consolidated Balance Sheet

	December 31, 2024
	Pro Forma	Audited	Impact

Assets

Current Assets
Cash, cash equivalents, and restricted cash	$1,826,641	$1,826,834	$(193)
Prepaid expenses	116,164	116,877	(713)
Other receivables	482	482	—
Total Current Assets	1,943,287	1,944,193	(906)

Property and equipment, net	3,249,686	3,249,686	—

Non-Current Assets
Intangible assets - trademarks	8,924	8,924	—
VAT credit	5,039	5,198	(159)
Total Other Assets	13,963	14,122	(159)

Total Assets	$5,206,936	$5,208,001	$(1,065)

Liabilities and Equity

Current Liabilities:
Accounts payable and accrued liabilities	$32,802	$196,813	$(164,011)
Due to related party	41,504	3,395	38,109
Deferred income	1,270	1,270	—
Series A Warrants liabilities	1,424,932	1,424,932	—
Total Current Liabilities	1,500,508	1,626,410	(125,902)

Total Liabilities	1,500,508	1,626,410	(125,902)

Equity:
Ordinary shares: 50,000,000 shares authorized, par value: $0.001 per share, 25,216,523 shares issued and outstanding	25,217	25,217	—
Additional paid in capital	7,298,559	9,870,996	(2,572,437)
Statutory reserve	—	327,140	(327,140)
Retained deficit	(3,562,327)	(6,552,641)	2,990,314
Accumulated other comprehensive (loss) income	(55,021)	(89,121)	34,100
Total Shareholders’ Equity	3,706,428	3,581,591	124,837
Total Liabilities and Equity	$5,206,936	$5,208,001	$(1,065)

Schedule of Deconsolidation Impact on Consolidated Statements of Operations and Comprehensive Income (Loss)

	Pro Forma	Audited	Impact

Revenue	$48,375	$48,375	$—

Operating Expenses:
Payroll, payroll taxes, and others	1,792,080	1,792,080	—
Professional fees	453,846	453,846	—
Depreciation and amortization	75,501	75,501	—
Allowance for trade receivable, net	134,960	134,960	—
Other general and administrative	381,903	381,903	—
Total Operating Expenses	2,838,290	2,838,290	—

Loss From Operations	(2,789,915)	(2,789,915)	—

Other Income (Expense):
Loss on disposal of assets	(1,369)	(1,369)	—
Gain on foreign currency transactions	80,603	80,603	—
Gain on deconsolidation	141,040	14,404	126,636
Loss on valuation of warrants	(493,274)	(493,274)	—
Other income	346	346	—
Total Other Income	(272,654)	(399,290)	126,636

Loss Before Income Tax	(3,062,569)	(3,189,205)	126,636
Income tax	—	—	—
Net Loss	$(3,062,569)	$(3,189,205)	$126,636
Net loss per ordinary share - basic and diluted	$(0.21)	$(0.22)	$0.01

Weighted-average shares outstanding, basic and diluted	14,688,872	14,688,872	—

Comprehensive Income (Loss):
Net loss	$(3,062,569)	$(3,189,205)	126,636
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments	(147,352)	(145,553)	(1,799)
Total other comprehensive loss	$(3,209,921)	$(3,334,758)	$124,837

Schedule of Deconsolidation Impact on Consolidated Statements of Changes in Equity

	Ordinary Shares					Accumulated
	Number of	Amount of	Additional		Retained	Other
	Ordinary	Ordinary	Paid in	Statutory	Earnings	Comprehensive	Noncontrolling	Total
Pro Forma Statement	Shares	Shares	Capital	Reserve	(Deficits)	Income (Loss)	Interest	Equity
Balance - December 31, 2023	11,675,216	$11,675	$6,845,394	$327,140	$(3,363,436)	$56,432	$—	$3,877,205
Share-based compensation May 14, 2024	23,360	23	24,738	—	—	—	—	24,761
Share-based compensation to employees May 31, 2024	889,960	890	1,129,359	—	—	—	—	1,130,249
Share-based compensation to executive officers May 31, 2024	285,960	286	362,883					363,169
Share-based compensation August 26, 2024	23,360	24	26,140	—	—	—	—	26,164
Private placement September 18, 2024	2,722,224	2,722	403,953	—	—	—	—	406,675
Exercise of Series B Warrants	8,557,554	8,558	765,771	—	—	—	—	774,329
Exercise of Series A Warrants	1,038,889	1,039	312,758	—	—	—	—	313,797
Deconsolidation of Mingda Tianjin	—		(2,572,437)	(327,140)	2,863,678	35,899	—	—
Comprehensive income (loss):								—
Net loss	—	—	—	—	(3,062,569)	—	—	(3,062,569)
Other comprehensive income (loss), net of tax:	—	—	—	—	—	—	—	—
Change in foreign currency translation adjustment	—	—	—	—	—	(147,352)	—	(147,352)
Balance - December 31, 2024	25,216,523	$25,217	$7,298,559	$—	$(3,562,327)	$(55,021)	$—	$3,706,428

	Ordinary Shares					Accumulated
	Number of	Amount of	Additional		Retained	Other
	Ordinary	Ordinary	Paid in	Statutory	Earnings	Comprehensive	Noncontrolling	Total
Audited Statement	Shares	Shares	Capital	Reserve	(Deficits)	Income (Loss)	Interest	Equity
Balance - December 31, 2023	11,675,216	$11,675	$6,845,394	$327,140	$(3,363,436)	$56,432	$—	$3,877,205
Share-based compensation May 14, 2024	23,360	23	24,738	—	—	—	—	24,761
Share-based compensation to employees May 31, 2024	889,960	890	1,129,359	—	—	—	—	1,130,249
Share-based compensation to executive officers May 31, 2024	285,960	286	362,883					363,169
Share-based compensation August 26, 2024	23,360	24	26,140					26,164
Private placement September 18, 2024	2,722,224	2,722	403,953					406,675
Exercise of Series B Warrants	8,557,554	8,558	765,771					774,329
Exercise of Series A Warrants	1,038,889	1,039	312,758					313,797
Comprehensive income (loss):
Net loss	—	—	—	—	(3,189,205)	—	—	(3,189,205)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustment	—	—	—	—	—	(145,553)	—	(145,553)
Balance - December 31, 2024	25,216,523	$25,217	$9,870,996	$327,140	$(6,552,641)	$(89,121)	$—	$3,581,591

Deconsolidation Impact on Consolidated Statements of Changes in Equity	—	$—	$(2,572,437)	$(327,140)	$2,990,314	$34,100	$—	$124,837

Schedule of Deconsolidation Impact on Consolidated Statements of Cash Flows

	Pro Forma	Audited	Impact
Cash Flows from Operating Activities:
Net loss	$(3,062,569)	$(3,189,205)	$126,636
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	75,501	75,501	—
(Recovery) allowance for CECL - trade receivable, net	134,960	134,960	—
(Gain) loss on foreign currency transactions	(80,603)	(80,603)	—
Gain on conversion of functional currency from US $to GBP - MD Local	—
Loss (gain) on sale of asset	1,369	1,369	—
Loss on valuation of warrants	493,274	493,274	—
(Gain) loss on deconsolidation	(141,040)	(14,404)	(126,636)
Share-based compensation	1,493,418	1,493,418	—
Changes in operating assets and liabilities:	—
Decrease (increase) in accounts receivables	9,374	9,374	—
Decrease (increase) in other receivables	2,536	2,536	—
Decrease (increase) in prepaid expense	(106,571)	(107,295)	724
(Decrease) increase in accounts payable and accrued expenses	74,239	113,976	(39,737)
(Decrease) increase in VAT and other tax payable	4,585	4,424	161
Increase in related party payable	42,101	3,444	38,657
(Decrease) increase in deferred income	(1,486)	(1,486)	—
Net Cash Used in Operating Activities	(1,060,912)	(1,060,717)	(195)

Cash Flows from Investing Activities:
Purchase of fixtures, office equipment, and improvements	(35,748)	(35,748)	—
Net Cash (Used in) Provided by Investing Activities	(35,748)	(35,748)	—

Cash Flows from Financing Activities:
Proceeds from private placement	2,450,002	2,450,002	—
Costs of private placement	(256,500)	(256,500)	—
Proceeds from exercise of Series A and B Warrants	232,958	232,958	—
Net Cash (Used in) Provided by Financing Activities	2,426,460	2,426,460	—

Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(6,664)	(6,666)	2

Net decrease in cash, cash equivalents and restricted cash	1,323,136	1,323,329	(193)
Cash, cash equivalents, and restricted cash - beginning of the period	503,505	503,505	—
Cash, cash equivalents, and restricted cash - end of the period	$1,826,641	$1,826,834	$(193)